Related Party Transactions - Summary of Compensation to Key Management Members (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Retention bonuses	$ 10,071	$ 10,320
Director retainers	822	796
Stock-based payments	12,843	6,824
Total key management personnel compensation	$ 23,736	$ 17,940